SCHEDULE OF CONTINUITY OF THE COMPANY’S PROVISION FOR SITE RECLAMATION AND CLOSURE (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Balance December 31, 2024		$ 23,975,931		$ 22,315,783
Accretion		1,066,100		920,583
Change in interest rate and estimates		(257,253)		(1,221,559)
Foreign exchange		(1,165,392)		1,961,124
Balance December 31, 2025		23,619,386		23,975,931
Shootaring Mill [member]
IfrsStatementLineItems [Line Items]
Balance December 31, 2024		18,506,317		17,678,299
Accretion		832,747		728,372
Change in interest rate and estimates	$ (98,262)	(134,751)	$ (1,009,553)	(1,453,888)
Foreign exchange		(899,718)		1,553,534
Balance December 31, 2025		18,304,595		18,506,317
West slope [Member]
IfrsStatementLineItems [Line Items]
Balance December 31, 2024		5,148,929		4,338,813
Accretion		219,305		180,204
Change in interest rate and estimates	(95,878)	(131,481)	172,591	248,553
Foreign exchange		(250,091)		381,359
Balance December 31, 2025		4,986,662		5,148,929
Papoose [member]
IfrsStatementLineItems [Line Items]
Balance December 31, 2024		320,685		298,671
Accretion		14,048		12,007
Change in interest rate and estimates	$ 6,548	8,979	$ (11,266)	(16,224)
Foreign exchange		(15,583)		26,231
Balance December 31, 2025		$ 328,129		$ 320,685